Note 11 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Director [Member]
Long-Term Debt	$ 175	$ 175	$ 175	$ 175	$ 175	$ 175
Executive Officer [Member] | Consulting Fees [Member]
Related Party Transaction, Amounts of Transaction	$ 140	$ 102	$ 244	$ 223	$ 222	$ 420